UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21731
Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Advantage Fund (JLA)
March 31, 2008

Shares	Description (1)	Value

	Common Stocks – 97.5%

	Aerospace & Defense – 1.4%

26,200	Boeing Company	$1,948,494
41,300	Honeywell International Inc.	2,330,146
29,966	United Technologies Corporation	2,062,260

	Total Aerospace & Defense	6,340,900

	Air Freight & Logistics – 0.5%

31,710	United Parcel Service, Inc., Class B	2,315,464

	Airlines – 0.3%

44,700	Lan Airlines S.A.	631,164
48,013	Southwest Airlines Co.	595,361

	Total Airlines	1,226,525

	Auto Components – 0.4%

41,333	American Axle and Manufacturing Holdings Inc.	847,327
49,461	Cooper Tire & Rubber	740,431

	Total Auto Components	1,587,758

	Automobiles – 0.3%

87,695	Ford Motor Company, (2)	501,615
19,783	General Motors Corporation	376,866
14,900	Harley-Davidson, Inc.	558,750

	Total Automobiles	1,437,231

	Beverages – 1.0%

39,700	Coca-Cola Company	2,416,539
28,800	PepsiCo, Inc.	2,079,360

	Total Beverages	4,495,899

	Biotechnology – 4.9%

69,655	Amgen Inc., (2)	2,910,186
67,600	Biogen Idec Inc., (2)	4,170,244
59,600	Celgene Corporation, (2)	3,652,884
12,600	Cephalon, Inc., (2)	811,440
31,799	Genzyme Corporation, (2)	2,370,297
158,520	Gilead Sciences, Inc., (2)	8,168,536

	Total Biotechnology	22,083,587

	Building Products – 0.1%

14,536	American Standard Companies Inc.	667,202

	Capital Markets – 2.5%

22,452	Bank of New York Company, Inc.	936,922
72,720	Charles Schwab Corporation	1,369,318
9,100	Goldman Sachs Group, Inc.	1,505,049
89,700	JPMorgan Chase & Co.	3,852,615
35,700	Morgan Stanley	1,631,490
51,000	Waddell & Reed Financial, Inc., Class A	1,638,630

	Total Capital Markets	10,934,024

	Chemicals – 0.6%

12,674	Dow Chemical Company	467,037
44,813	E.I. Du Pont de Nemours and Company	2,095,456

	Total Chemicals	2,562,493

	Commercial Banks – 2.8%

108,993	Bank of America Corporation	4,131,925
38,433	FirstMerit Corporation	794,026
73,513	Lloyds TSB Group PLC, Sponsored ADR	2,639,117
10,377	Toronto-Dominion Bank	636,601
63,800	U.S. Bancorp	2,064,568
34,900	Wachovia Corporation	942,300
40,776	Wells Fargo & Company	1,186,582

	Total Commercial Banks	12,395,119

	Commercial Services & Supplies – 1.1%

4,940	Corporate Executive Board Company	199,971
32,672	Deluxe Corporation	627,629
20,400	Manpower Inc.	1,147,704
29,775	Pitney Bowes Inc.	1,042,721
24,714	R.R. Donnelley & Sons Company	749,081
26,700	Resources Connection, Inc.	477,129
17,200	Robert Half International Inc.	442,728

	Total Commercial Services & Supplies	4,686,963

	Communications Equipment – 8.1%

459,280	Cisco Systems, Inc., (2)	11,064,055
33,878	Comverse Technology, Inc., (2)	521,721
59,568	Corning Incorporated	1,432,015
29,400	Harris Corporation	1,426,782
28,730	Motorola, Inc.	267,189
323,872	QUALCOMM Inc.	13,278,750
73,997	Research In Motion Limited, (2)	8,304,683

	Total Communications Equipment	36,295,195

	Computers & Peripherals – 9.6%

209,206	Apple, Inc., (2)	30,021,059
47,100	EMC Corporation, (2)	675,414
100,200	Hewlett-Packard Company	4,575,132
43,935	International Business Machines Corporation (IBM)	5,058,676
23,041	McAfee Inc., (2)	762,427
38,820	Network Appliance Inc., (2)	778,341
61,900	Sun Microsystems Inc.	961,307

	Total Computers & Peripherals	42,832,356

	Consumer Finance – 0.3%

18,700	American Express Company	817,564
21,700	SLM Corporation, (2)	333,095

	Total Consumer Finance	1,150,659

	Containers & Packaging – 0.4%

43,903	Packaging Corp. of America	980,354
24,900	Sonoco Products Company	712,887

	Total Containers & Packaging	1,693,241

	Diversified Consumer Services – 0.2%

11,893	ITT Educational Services, Inc., (2)	546,245
35,000	Service Corporation International	354,900

	Total Diversified Consumer Services	901,145

	Diversified Financial Services – 1.0%

88,243	Citigroup Inc.	1,890,165
4,400	CME Group, Inc.	2,064,040
20,000	Moody’s Corporation	696,600

	Total Diversified Financial Services	4,650,805

	Diversified Telecommunication Services – 2.5%

220,695	AT&T Inc.	8,452,619
25,413	Chunghwa Telecom Co., Ltd., Sponsored ADR	668,377
72,955	Citizens Communications Company	765,298
31,090	Verizon Communications Inc.	1,133,231

	Total Diversified Telecommunication Services	11,019,525

	Electric Utilities – 0.8%

17,700	Covanta Holding Corporation, (2)	486,750
21,600	Exelon Corporation	1,755,432
10,700	Huaneng Power International Inc.	326,778
30,400	OGE Energy Corp.	947,568

	Total Electric Utilities	3,516,528

	Electrical Equipment – 1.2%

26,000	Cooper Industries, Ltd., Class A	1,043,900
59,800	Emerson Electric Co.	3,077,308
13,500	Hubbell Incorporated, Class B	589,815
13,700	Rockwell Automation, Inc.	786,654

	Total Electrical Equipment	5,497,677

	Electronic Equipment & Instruments – 0.9%

17,182	Agilent Technologies, Inc., (2)	512,539
26,404	Amphenol Corporation, Class A	983,549
48,857	Gentex Corporation	837,898
7,800	MEMC Electronic Materials, (2)	553,020
18,868	Roper Industries Inc.	1,121,514
3,560	Tyco Electronics, Limited, (2)	122,179

	Total Electronic Equipment & Instruments	4,130,699

	Energy Equipment & Services – 1.7%

30,000	Cooper Cameron Corporation, (2)	1,249,200
19,059	Diamond Offshore Drilling, Inc.	2,218,468
52,800	Halliburton Company	2,076,624
34,200	Smith International, Inc.	2,196,666

	Total Energy Equipment & Services	7,740,958

	Food & Staples Retailing – 1.1%

43,162	CVS Caremark Corporation	1,748,493
15,016	Kroger Co.	381,406
23,562	SUPERVALU INC.	706,389
15,400	Walgreen Co.	586,586
31,292	Wal-Mart Stores, Inc.	1,648,463

	Total Food & Staples Retailing	5,071,337

	Food Products – 1.3%

10,500	Archer-Daniels-Midland Company	432,180
47,193	Kraft Foods Inc.	1,463,455
27,800	Monsanto Company	3,099,700
64,658	Sara Lee Corporation	903,919

	Total Food Products	5,899,254

	Gas Utilities – 0.5%

47,295	Nicor Inc.	1,584,855
26,700	Piedmont Natural Gas Company	701,142

	Total Gas Utilities	2,285,997

	Health Care Equipment & Supplies – 1.7%

33,800	Applera Corporation-Applied Biosystems Group	1,110,668
34,400	Baxter International Inc.	1,989,008
55,100	Boston Scientific Corporation, (2)	709,137
38,000	ev3, Inc., (2)	309,320
3,702	Intuitive Surgical, Inc., (2)	1,200,744
12,200	Medtronic, Inc.	590,114
19,174	Saint Jude Medical Inc., (2)	828,125
11,687	Zimmer Holdings, Inc., (2)	909,950

	Total Health Care Equipment & Supplies	7,647,066

	Health Care Providers & Services – 0.9%

27,200	Brookdale Senior Living Inc.	650,080
22,698	Medco Health Solutions, Inc., (2)	993,945
82,800	Tenet Healthcare Corporation, (2)	468,648
18,700	UnitedHealth Group Incorporated	642,532
11,200	Universal Health Services, Inc., Class B	601,328
14,593	Wellpoint Inc., (2)	643,989

	Total Health Care Providers & Services	4,000,522

	Hotels, Restaurants & Leisure – 1.9%

18,429	Carnival Corporation	746,006
26,904	International Game Technology	1,081,810
45,500	McDonald’s Corporation	2,537,535
111,220	Starbucks Corporation, (2)	1,946,350
15,700	Starwood Hotels & Resorts Worldwide, Inc.	812,475
27,491	Tim Hortons Inc.	936,069
20,300	Wendy’s International, Inc.	468,118

	Total Hotels, Restaurants & Leisure	8,528,363

	Household Durables – 0.6%

20,700	KB Home	511,911
38,500	Newell Rubbermaid Inc.	880,495
12,700	Whirlpool Corporation	1,102,106

	Total Household Durables	2,494,512

	Household Products – 1.2%

75,195	Procter & Gamble Company	5,268,914

	Industrial Conglomerates – 1.7%

13,364	3M Co.	1,057,761
158,640	General Electric Company	5,871,266
17,994	Genuine Parts Company	723,719

	Total Industrial Conglomerates	7,652,746

	Insurance – 1.6%

15,228	AFLAC Incorporated	989,059
63,270	American International Group, Inc.	2,736,428
34,260	Fidelity National Title Group Inc., Class A	627,986
30,179	Marsh & McLennan Companies, Inc.	734,859
13,260	Prudential Financial, Inc.	1,037,595
18,273	Travelers Companies, Inc.	874,363

	Total Insurance	7,000,290

	Internet & Catalog Retail – 1.1%

52,639	Amazon.com, Inc., (2)	3,753,161
50,620	IAC/InterActiveCorp., (2)	1,050,871

	Total Internet & Catalog Retail	4,804,032

	Internet Software & Services – 4.0%

117,339	eBay Inc., (2)	3,501,396
25,123	Google Inc., Class A, (2)	11,065,926
20,000	IBasis, Inc.	82,000
43,727	United Online, Inc.	461,757
98,705	Yahoo! Inc., (2)	2,855,536

	Total Internet Software & Services	17,966,615

	IT Services – 1.3%

32,440	Automatic Data Processing, Inc.	1,375,132
41,600	Electronic Data Systems Corporation	692,640
17,573	Fidelity National Information Services	670,234
7,816	Global Payments Inc.	323,270
13,350	Infosys Technologies Limited, Sponsored ADR	477,530
61,190	Paychex, Inc.	2,096,369

	Total IT Services	5,635,175

	Leisure Equipment & Products – 0.1%

26,523	Eastman Kodak Company	468,661

	Machinery – 1.7%

29,600	Caterpillar Inc.	2,317,384
8,259	Danaher Corporation	627,932
6,600	Deere & Company	530,904
15,700	Eaton Corporation	1,250,819
18,700	Graco Inc.	678,062
21,330	SPX Corporation	2,237,517

	Total Machinery	7,642,618

	Media – 2.7%

32,300	Clear Channel Communications, Inc.	943,806
239,323	Comcast Corporation, Special Class A	4,539,957
33,800	Entercom Communications Corporation	335,634
8,600	Liberty Media Holding Corporation Capital, Class A, (2)	135,364
33,200	Liberty Media Holding Corporation Capital, Class A, (2)	751,648
12,933	Monster Worldwide Inc., (2)	313,108
62,500	News Corporation, Class A	1,171,875
20,400	Omnicom Group Inc.	901,272
65,946	Regal Entertainment Group, Class A	1,272,098
44,300	Time Warner Inc.	621,086
34,600	Walt Disney Company	1,085,748

	Total Media	12,071,596

	Metals & Mining – 1.2%

107,079	Companhia Siderurgica Nacional S.A., Sponsored ADR	3,853,773
14,778	Southern Copper Corporation	1,534,400

	Total Metals & Mining	5,388,173

	Multiline Retail – 0.9%

25,000	Family Dollar Stores, Inc.	487,500
23,753	Federated Department Stores, Inc.	547,744
16,800	J.C. Penney Company, Inc.	633,528
12,439	Kohl’s Corporation, (2)	533,509
8,397	Sears Holding Corporation, (2)	857,250
16,500	Target Corporation	836,220

	Total Multiline Retail	3,895,751

	Multi-Utilities – 0.4%

61,600	Duke Energy Corporation	1,099,560
15,502	Integrys Energy Group, Inc.	723,013
26	National Grid PLC, Sponsored ADR	1,818

	Total Multi-Utilities	1,824,391

	Oil, Gas & Consumable Fuels – 4.8%

14,400	A/S Steamship Company Torm	428,256
15,200	Cheniere Energy Inc., (2)	300,960
70,620	Chevron Corporation	6,028,123
27,800	ConocoPhillips	2,118,638
20,800	Delta Petroleum Corporation, (2)	468,832
136,446	Exxon Mobil Corporation	11,540,601
9,400	XTO Energy, Inc.	581,484

	Total Oil, Gas & Consumable Fuels	21,466,894

	Paper & Forest Products – 0.1%

23,723	International Paper Company	645,266

	Pharmaceuticals – 4.2%

34,630	Abbott Laboratories	1,909,845
9,300	Allergan, Inc.	524,427
77,186	Bristol-Myers Squibb Company	1,644,062
29,208	Eli Lilly and Company	1,506,841
8,855	GlaxoSmithKline PLC, ADR	375,718
43,843	Johnson & Johnson	2,844,095
99,822	Merck & Co. Inc.	3,788,245
182,940	Pfizer Inc.	3,828,934
33,686	Schering-Plough Corporation	485,415
38,806	Wyeth	1,620,539

	Total Pharmaceuticals	18,528,121

	Real Estate Investment Trust – 1.1%

13,700	Apartment Investment & Management Company, Class A	490,597
72,400	DCT Industrial Trust Inc.	721,104
12,300	Developers Diversified Realty Corporation	515,124
51,777	Nationwide Health Properties, Inc.	1,747,474
41,422	Senior Housing Properties Trust	981,701
54,500	U-Store-It Trust	617,485

	Total Real Estate Investment Trust	5,073,485

	Road & Rail – 0.4%

17,500	Burlington Northern Santa Fe Corporation	1,613,850

	Semiconductors & Equipment – 5.3%

97,900	Advanced Micro Devices, Inc., (2)	576,631
55,763	Altera Corporation	1,027,712
15,765	Analog Devices, Inc.	465,383
110,180	Applied Materials, Inc.	2,149,612
144,000	Atmel Corporation, (2)	501,120
67,900	Broadcom Corporation, Class A, (2)	1,308,433
18,900	Cymer, Inc., (2)	492,156
47,717	Cypress Semiconductor Corporation, (2)	1,126,598
39,437	Fairchild Semiconductor International Inc., Class A, (2)	470,089
46,242	Integrated Device Technology, Inc., (2)	412,941
164,450	Intel Corporation	3,483,051
20,531	Intersil Holding Corporation, Class A	527,031
70,275	Linear Technology Corporation	2,156,740
126,303	LSI Logic Corporation, (2)	625,200
52,100	National Semiconductor Corporation	954,472
27,401	Novellus Systems, Inc., (2)	576,791
85,235	NVIDIA Corporation, (2)	1,686,801
85,400	Qimonda AG, (2)	368,074
110,442	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	1,134,239
13,849	Tessera Technologies Inc., (2)	288,059
79,714	Texas Instruments Incorporated	2,253,515
33,502	Varian Semiconductor Equipment Associate, (2)	943,081
2,103	Verigy Limited, (2)	39,621

	Total Semiconductors & Equipment	23,567,350

	Software – 9.2%

60,364	Activision Inc., (2)	1,648,541
100,430	Adobe Systems Incorporated, (2)	3,574,304
28,690	Akamai Technologies, Inc., (2)	807,910
28,718	Autodesk, Inc., (2)	904,043
61,885	BEA Systems, Inc., (2)	1,185,098
27,633	CA Inc.	621,743
74,410	Cadence Design Systems, Inc., (2)	794,699
62,757	CNET Networks, Inc., (2)	445,575
638,901	Microsoft Corporation	18,132,008
8,453	NAVTEQ Corporation, (2)	574,804
490,178	Oracle Corporation, (2)	9,587,882
8,038	SAP AG, Sponsored ADR	398,444
38,088	Satyam Computer Services Limited, ADR	860,408
41,034	VeriSign, Inc., (2)	1,363,970

	Total Software	40,899,429

	Specialty Retail – 1.5%

28,650	Best Buy Co., Inc.	1,187,829
50,492	Gap, Inc.	993,683
36,934	Home Depot, Inc.	1,033,044
40,900	Limited Brands, Inc.	699,390
30,900	Lowe’s Companies, Inc.	708,846
28,938	TJX Companies, Inc.	956,980
37,616	Urban Outfitters, Inc., (2)	1,179,262

	Total Specialty Retail	6,759,034

	Textiles, Apparel & Luxury Goods – 0.1%

14,000	Coach, Inc., (2)	422,100

	Thrifts & Mortgage Finance – 0.2%

17,500	Federal Home Loan Mortgage Corporation	443,100
19,669	Federal National Mortgage Association	517,688

	Total Thrifts & Mortgage Finance	960,788

	Tobacco – 1.1%

68,196	Altria Group, Inc.	1,513,951
68,196	Philip Morris International, (2)	3,449,354

	Total Tobacco	4,963,305

	Wireless Telecommunication Services – 1.0%

45,119	China Mobile Hong Kong Limited, Sponsored ADR	3,384,376
36,448	Vodafone Group PLC, Sponsored ADR	1,075,580

	Total Wireless Telecommunication Services	4,459,956

	Total Common Stocks (cost $338,686,254)	435,067,544

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 6.0%

$26,663	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $26,664,233, collateralized by $25,040,000 U.S. Treasury Notes, 4.750%, due 3/31/11, value $27,199,700	1.100%	4/01/08	$26,663,418

	Total Short-Term Investments (cost $26,663,418)			26,663,418

	Total Investments (cost $365,349,672) – 103.5%			461,730,962

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options Written – (1.4)% (4)

(630)	Mini-NDX 100 Index	$(11,655,000)	4/19/08	$185.0	$(92,925)
(1,230)	Mini-NDX 100 Index	(23,370,000)	4/19/08	190.0	(58,425)
(230)	Mini-NDX 100 Index	(4,485,000)	4/19/08	195.0	(2,415)
(785)	Mini-NDX 100 Index	(14,130,000)	5/17/08	180.0	(480,813)
(1,345)	Mini-NDX 100 Index	(24,882,500)	5/17/08	185.0	(521,187)
(260)	Mini-NDX 100 Index	(4,940,000)	6/21/08	190.0	(109,200)
(101)	NASDAQ 100 Index	(19,695,000)	4/19/08	1,950	(11,868)
(212)	NASDAQ 100 Index	(39,220,000)	4/19/08	1,850	(310,580)
(204)	NASDAQ 100 Index	(36,720,000)	5/17/08	1,800	(1,248,480)
(131)	NASDAQ 100 Index	(24,235,000)	6/21/08	1,850	(804,340)
(120)	NASDAQ 100 Index	(22,800,000)	6/21/08	1,900	(503,400)
(204)	S&P 500 Index	(28,050,000)	4/19/08	1,375	(150,960)
(374)	S&P 500 Index	(52,360,000)	4/19/08	1,400	(102,850)
(320)	S&P 500 Index	(43,200,000)	4/19/08	1,350	(502,400)
(313)	S&P 500 Index	(43,037,500)	5/17/08	1,375	(661,995)
(200)	S&P 500 Index	(28,000,000)	5/17/08	1,400	(259,000)
(202)	S&P 500 Index	(28,280,000)	6/21/08	1,400	(510,050)

(6,861)	Total Call Options Written (premiums received $12,427,742)	(449,060,000)			(6,330,888)

	Other Assets Less Liabilities – (2.1)%				(9,167,293)

	Net Assets – 100%				$446,232,781

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$457,091,510	$4,639,452	$-	$461,730,962
Call options written	(6,330,888)	-	-	(6,330,888)

Total	$450,760,622	$4,639,452	$-	$455,400,074

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Funds.
At March 31, 2008, the cost of investments was $365,349,682.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$114,068,247
Depreciation	(17,686,967)

Net unrealized appreciation (depreciation) of investments	$96,381,280

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Equity Premium Advantage Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.